Basic and Diluted Net Loss Per Share - Schedule of Computes Basic Net Income (Loss) Per Share (Details) - Common Stock [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Loss	$ 5,426,409	$ (31,641,742)	$ (36,798,419)	$ (12,268,216)
Denominator:
Weighted Average Common Shares Outstanding, Basic	428,558	381,518	381,543	381,266
Weighted Average Common Shares Outstanding, Diluted	4,579,822	381,518	381,543	381,266
Net Loss Per Share, Basic	$ 12.37	$ (82.94)	$ (96.45)	$ (32.18)
Net Loss Per Share, Diluted	$ (3.12)	$ (82.94)	$ (96.45)	$ (32.18)